Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Risk Management And Fair Values [Abstract]
Schedule of capital requirements
	December 31, 2021	December 31, 2020
Total borrowing	1,180,656	1,148,959
Less: cash and cash equivalents	(12,914,914)	(16,621,290)
Net debt	(11,734,258)	(15,472,331)
Total equity	30,872,341	54,531,662
Total capital	19,138,083	39,059,331
Gearing ratio	(38)%	(28)%

Schedule of liquidity risk
	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,180,656	-	1,180,656
Trade and other payables	5,355,123	-	5,355,123
Related parties payables	467,568	-	467,568
Total	7,003,347	-	7,003,347

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,148,959	-	1,148,959
Trade and other payables	5,356,542	-	5,356,542
Related parties payables	1,132,811	-	1,132,811
Total	7,638,312	-	7,638,312